FINANCIAL INSTRUMENTS - Schedule of Changes in Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Changes in fair value measurement, assets [abstract]
Change in fair value of investments measured at fair value through profit or loss	$ 0	$ (260)
Level 3 of fair value hierarchy | Investments
Changes in fair value measurement, assets [abstract]
Balance at beginning of period	0	242
Interest income	0	18
Change in fair value of investments measured at fair value through profit or loss	0	(260)
Balance at end of period	$ 0	$ 0